Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating leases and purchase commitments

Future minimum lease payments under non-cancelable operating leases and purchase commitments are (in thousands):

	Operating	Purchase
Year ended December 31,	leases	commitments	Total
2017	$753	$760	$1,513
2018	781	344	1,125
2019	756	—	756
2020	514	—	514
2021	—	—	—
Total minimum payments	$2,804	$1,104	$3,908